SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Changes in valuation and qualifying accounts
Removal of tax valuation allowance for expiration of net operating loss carryforwards		$ 3,000		$ 35,600
Removal of tax valuation allowance for Utilization of foreign tax credits		27,000
Allowance for Doubtful Accounts [Member]
Changes in valuation and qualifying accounts
Balance at beginning of period		10,877		11,063		$ 10,796
Charged (credited) to costs and expenses		$ 103		$ 49		$ (75)
Credited to other accounts
(Deductions) Adjustments	[1]	$ (6,416)		$ (235)		$ 342
Balance at end of period		$ 4,564		$ 10,877		$ 11,063
Allowance for Doubtful Accounts [Member] | IPTV divestiture [Member]
Changes in valuation and qualifying accounts
(Deductions) Adjustments
Tax valuation allowance [Member]
Changes in valuation and qualifying accounts
Balance at beginning of period		$ 368,672		$ 422,789		$ 418,285
Charged (credited) to costs and expenses		13,161		1,824		36,324
Credited to other accounts		$ (54,509)	[2]	$ (55,941)	[3]	$ (31,820)
(Deductions) Adjustments					[1]		[1]
Balance at end of period		$ 327,324		$ 368,672		$ 422,789
Tax valuation allowance [Member] | IPTV divestiture [Member]
Changes in valuation and qualifying accounts
(Deductions) Adjustments

[1]	Represents write-offs of allowance for doubtful accounts and foreign exchange adjustments.
[2]	Includes $3 million removal of tax valuation allowance for expiration of net operating loss carryforwards in China and $27 million for utilization of foreign tax credits in US
[3]	Includes $35.6 million removal of tax valuation allowance for expiration of net operating loss carryforwards in China.